Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill (Tables) [Line Items]
Summary of changes in the carrying amount of goodwill
	IT professional services	Software services	Total

As of January 1, 2019	$46,691	$48,315	$95,006

Business combination	12,691	3,382	16,073
Measurement period adjustments	(785)	3,762	2,977
Foreign currency translation adjustments	1,749	1,938	3,687

As of December 31, 2019	$60,346	$57,397	$117,743

Business combination	5,832	5,718	11,550
Measurement period adjustments	1,443	618	2,061
Foreign currency translation adjustments	1,725	2,603	4,328

As of December 31, 2020	$69,346	$66,336	$135,682